Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000108407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
Average Annual Return, Percent	32.43%	13.13%	12.92%
C000108408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
C000142551
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Dynamic Alpha Fund
C000142728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
Average Annual Return, Percent	9.10%	18.12%	8.59%
C000142729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
C000142730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Energy Infrastructure Fund
C000102754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
Average Annual Return, Percent	14.01%	2.09%	7.23%
C000102755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
C000142548
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Insider Buying Fund
C000111981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Tactical Allocation Fund
Average Annual Return, Percent	15.85%	2.18%	7.29%
C000111982
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Tactical Allocation Fund
C000142553
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst Tactical Allocation Fund
C000102760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Average Annual Return, Percent	11.90%	7.20%	8.91%
C000102761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
C000142550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Catalyst/MAP Global Equity Fund
Without Sales Load [Member] | C000108407
Average Annual Return [Line Items]
Average Annual Return, Percent	40.51%	14.48%	13.59%
Without Sales Load [Member] | C000108408
Average Annual Return [Line Items]
Average Annual Return, Percent	39.42%	13.62%	12.74%
Without Sales Load [Member] | C000142551
Average Annual Return [Line Items]
Average Annual Return, Percent	40.85%	14.75%	13.87%
Without Sales Load [Member] | C000142728
Average Annual Return [Line Items]
Average Annual Return, Percent	15.76%	19.53%	9.22%
Without Sales Load [Member] | C000142729
Average Annual Return [Line Items]
Average Annual Return, Percent	14.90%	18.64%	8.39%
Without Sales Load [Member] | C000142730
Average Annual Return [Line Items]
Average Annual Return, Percent	16.07%	19.83%	9.50%
Without Sales Load [Member] | C000102754
Average Annual Return [Line Items]
Average Annual Return, Percent	20.96%	3.30%	7.87%
Without Sales Load [Member] | C000102755
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	2.54%	7.06%
Without Sales Load [Member] | C000142548
Average Annual Return [Line Items]
Average Annual Return, Percent	21.27%	3.57%	8.15%
Without Sales Load [Member] | C000111981
Average Annual Return [Line Items]
Average Annual Return, Percent	22.95%	3.40%	7.92%
Without Sales Load [Member] | C000111982
Average Annual Return [Line Items]
Average Annual Return, Percent	22.03%	2.63%	7.12%
Without Sales Load [Member] | C000142553
Average Annual Return [Line Items]
Average Annual Return, Percent	23.25%	3.65%	8.20%
Without Sales Load [Member] | C000102760
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%	8.48%	9.56%
Without Sales Load [Member] | C000102761
Average Annual Return [Line Items]
Average Annual Return, Percent	17.83%	7.67%	8.73%
Without Sales Load [Member] | C000142550
Average Annual Return [Line Items]
Average Annual Return, Percent	19.06%	8.76%	9.84%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.32%	13.41%	15.51%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	24.16%	11.49%	13.33%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	24.16%	11.49%	13.33%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	24.16%	11.49%	13.33%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent	14.97%	15.75%	5.07%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent	14.97%	15.75%	5.07%
Solactive MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive MLP Infrastructure Index
Average Annual Return, Percent	14.97%	15.75%	5.07%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent	23.83%	11.16%	10.88%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent	23.83%	11.16%	10.88%
MSCI ACWI VALUE Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI VALUE Gross (USD)
Average Annual Return, Percent	23.83%	11.16%	10.88%